Short-Term Borrowings	3 Months Ended
Mar. 31, 2026
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

10. SHORT-TERM BORROWINGS

In connection with the revolving bank credit facility the Company entered into with BIDV in January 2024 (Note 9), the Company has drawn down loans of $9,578,453 for working capital purpose for the three months ended March 31, 2025. The borrowings bore interest rates ranging between 3.5% and 4% per annum. For the three months ended March 31, 2025, the Company repaid loans of $9,551,661.

In connection with the revolving bank credit facility the Company entered into with BIDV in March 2025 (Note 9), the Company has fully drawn down loans of $40,492,046 for working capital purpose for the three months ended March 31, 2026. The borrowings bore interest rates ranging between 3.5% and 4% per annum. For the three months ended March 31, 2026, the Company repaid loans of $41,204,386.

For the three months ended March 31, 2026 and 2025, the Company recognized and fully paid interest expenses of $474,248 and $199,780, respectively.